24. Post-Employment Benefits (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Post-employment benefits	R$ 243,750	R$ 237,597	R$ 517,903
Employees
Disclosure of defined benefit plans [line items]
Post-employment benefits	242,025	235,907	258,364
Employees | Pension plans
Disclosure of defined benefit plans [line items]
Post-employment benefits	78,209	78,680	75,407
Employees | Healthcare plan - post employment
Disclosure of defined benefit plans [line items]
Post-employment benefits	97,866	97,511	129,647
Employees | Healthcare plan - active employees
Disclosure of defined benefit plans [line items]
Post-employment benefits	86,580	81,617	75,578
Employees | Transfers to construction in progress
Disclosure of defined benefit plans [line items]
Post-employment benefits	(20,630)	(21,901)	(22,268)
Management
Disclosure of defined benefit plans [line items]
Post-employment benefits	1,725	1,690	1,403
Management | Pension plans
Disclosure of defined benefit plans [line items]
Post-employment benefits	1,598	1,500	1,175
Management | Healthcare plan
Disclosure of defined benefit plans [line items]
Post-employment benefits	R$ 127	R$ 190	R$ 228